[American General Insurance Company Letterhead]


VIA EDGAR TRANSMISSION

January 7, 2013

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Variable Annuity Account Seven ("Registrant")
    American General Life Insurance Company ("Depositor")
    Certification Pursuant to Rule 497(j) of the Securities Act of 1933 (Investment Company Act Number 811-09003)
    (Central Index Key 0001070231)

FILE NUMBER    PRODUCT NAME
333-185790     Polaris Platinum O-Series
333-185794     Polaris Plus
333-185795     Polaris II A-Class Platinum Series
333-185806     Polaris Plus
333-185807     Polaris II A-Class / Polaris II A-Class Platinum Series
333-185832     Polaris II Asset Manager

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1. In connection with the above-referenced Registration Statements, the form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments, and

2. The text of the most recent Registration Statements or amendments has been filed with the Commission electronically.



You may direct any questions regarding this filing to the undersigned at
(310) 772-6259.


Very truly yours,

/s/ Helena Lee

Helena Lee
Senior Counsel